Income tax and deferred taxes - Current and Deferred Tax (Expenses) Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax (expense) benefit
Current tax expense (income)	$ (1,533,809)	$ (2,002,564)	$ (279,105)
Adjustments to prior year current income tax (expense) benefit	3,449	(626)	2,326
Current income tax expense, net, total	(1,530,360)	(2,003,190)	(276,779)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	(342,363)	427,680	28,445
Tax adjustments related to the creation and reversal of temporary differences from the previous year	(4,028)	3,298	(682)
Total deferred tax benefits, net	(346,391)	430,978	27,763
Income tax expense	(1,876,751)	$ (1,572,212)	$ (249,016)
Specific mining tax to lithium mining
Current income tax (expense) benefit
Current tax expense (income)	$ (1,089,500)